Note 32 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
32.	Supplemental cash flow information

Investing activities with partial cash payments:

	Year ended December 31,
	2025	2024	2023
Purchase of equipment	$615,498	$522,835	$237,564
Add: Opening balance of payables for equipment	-	19,724	79,517
Less: Ending balance of payables for equipment	-	-	(19,724)
Cash paid	$615,498	$542,559	$297,357

	Year ended December 31,
	2025	2024	2023
Acquisition / Purchase of intangible assets	$54,987	$42,838	$6,538,446
Add: Opening balance of payables for intangible assets	-	3,020,475	-
Less: Reversal of payables for intangible assets	-	(2,150,000)	-
Less: Ending balance of payables for intangible assets	-	-	(3,020,475)
Cash paid	$54,987	$913,313	$3,517,971